Income Taxes (Details) - Income Taxes (Details) - Change in unrecognized tax benefits (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Details) - Change in unrecognized tax benefits [Abstract]
Beginning Balance	$ 721,000	$ 645,000
Additions based on tax positions related to the current year	89,000	76,000
Ending Balance	$ 810,000	$ 721,000